Received SEC
NOV 28 2017
Washington, DC 20549

Nasdaq Stock Market

CERTNAS
001-38307

17010914

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

November 28, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on November 28, 2017 The Nasdaq Stock Market (the "Exchange") received from ReTo Eco-Solutions, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Shares, par value $0.001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery